Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2020
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6. Prepayments and Other Current Assets

An analysis of prepayments and other current assets is as follows:

	December 31,	June 30,
	2019	2020
Prepayments	1,597	1,526
Other current assets	—	15,000
Total	1,597	16,526

Other current assets comprise $15,000 of cash deposited with GasLog as collateral for the interest rate swaps and forward foreign exchange contracts held with GasLog, pursuant to a Credit Support Annex entered into on March 16, 2020 (Note 3).